Condensed Financial Information Parent Company Only (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expense
Interest on junior subordinated debentures	$ 393,105	$ 476,666
Income tax expense	2,983,088	2,248,089
Net Income (Loss)	13,138,338	10,758,502
Parent Company [Member]
Income
Bank subsidiary distributions	4,291,000	3,675,000
Dividends on Capital Trust	11,805	14,314
Total income	4,302,805	3,689,314
Expense
Interest on junior subordinated debentures	393,105	476,666
Administrative and other	501,749	418,474
Total expense	894,854	895,140
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	3,407,951	2,794,174
Income tax expense	185,439	184,973
Income before equity in undistributed net income of subsidiary	3,593,390	2,979,147
Equity in undistributed net income of subsidiary	9,544,948	7,779,355
Net Income (Loss)	$ 13,138,338	$ 10,758,502